Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury Shares [member]	Foreign Currency Translation Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2024	€ (105,706)	€ 8,149	€ 2,444,175	€ (113)	€ 1,783	€ (2,559,700)
Net profit/(loss) for the period	(133,482)					(133,482)
Other comprehensive income/(loss), net of tax	(1,474)				(1,474)
Total comprehensive income/(loss)	(134,956)				(1,474)	(133,482)
Share-based payment	55,580					55,580
Acquisition of treasury shares	(17,396)			(16)		(17,380)
Transfer under stock incentive programs				49		(49)
Net settlement under stock incentive programs	(11,396)					(11,396)
Capital increase from exercise of warrants	26,302	62	26,240
Equity at Jun. 30, 2025	(187,572)	8,211	2,470,415	(80)	309	(2,666,427)
Equity at Dec. 31, 2025	(162,821)	8,322	2,531,080	(80)	(1,755)	(2,700,388)
Net profit/(loss) for the period	836,310					836,310
Other comprehensive income/(loss), net of tax	7,917				7,917
Total comprehensive income/(loss)	844,227				7,917	836,310
Share-based payment	59,964					59,964
Income tax on equity transactions	41,835					41,835
Acquisition of treasury shares	(103,412)			(68)		(103,344)
Transfer under stock incentive programs				79		(79)
Net settlement under stock incentive programs	(12,781)					(12,781)
Capital increase from exercise of warrants	50,086	76	50,010
Capital increase from redemption of convertible notes	719,518	487	719,031
Cost of capital increase	(125)		(125)
Equity at Jun. 30, 2026	€ 1,436,491	€ 8,885	€ 3,299,996	€ (69)	€ 6,162	€ (1,878,483)